Term Deposits	12 Months Ended
Mar. 31, 2019
Term Deposit [Abstract]
Term Deposits
24)	TERM DEPOSITS

	As at March 31
Particulars	2018	2019
Term deposits	202,335	134,133
Total	202,335	134,133
Non-current	165	139
Current	202,170	133,994
Total	202,335	134,133

As of March 31, 2019, term deposits with banks include USD 90 (March 31, 2018: USD 90) against which mainly letters of credit have been issued to various airlines.

As of March 31, 2019, term deposits include USD 1,687 (March 31, 2018: USD 1,710) pledged with banks against bank guarantees, bank overdraft facility and other facilities.